Significant Risks and Uncertainties - Additional Information (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Cash in long term deposits		$ 2,422,000	$ 486,000
U.S. [Member]
Concentration Risk [Line Items]
Cash in deposit accounts	$ 97,800,000	103,400,000	33,200,000
China [Member]
Concentration Risk [Line Items]
Cash in deposit accounts	14,800,000	12,300,000
Turkey [Member]
Concentration Risk [Line Items]
Cash in deposit accounts	1,900,000	2,500,000
Mexico [Member]
Concentration Risk [Line Items]
Cash in deposit accounts	1,000,000	900,000
Cash in long term deposits		8,100,000
Maximum [Member]
Concentration Risk [Line Items]
Cash deposit insured amount	$ 250,000	$ 250,000	$ 250,000